Restricted Net Assets (Details)	12 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
Percentage of after-tax profit	10.00%
Minimum percentage of registered capital	50.00%
Minimum percentage of consolidated net assets	25.00%